Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	¥ 563,238	$ 81,662	¥ 507,862	¥ 429,903
Cost of revenues	183,199	26,561	143,716	115,981
Gross Profit	380,039	55,101	364,146	313,922
Operating expenses:
General and administrative expenses	568,284	82,393	490,256	293,800
Loss from operations	(980,407)	(142,145)	(797,064)	(412,405)
Interest income	9,356	1,356	3,457	6,068
Change in fair value of a warrant liability	0	0	0	(3,503)
Loss before income tax	(969,248)	(140,527)	(795,798)	(407,235)
Income tax expenses	1,985	288	899	0
Net loss	(971,233)	(140,815)	(796,697)	(407,235)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(971,233)	(140,815)	(796,697)	(407,235)
Accretion of convertible preferred shares	0	0	0	64,688
Net loss attributable to ordinary shareholders	(971,233)	(140,815)	(796,697)	(471,923)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	41,347	5,995	(39,480)	(176,888)
Total comprehensive loss	(929,886)	(134,820)	(836,177)	(584,123)
Parent Company [Member]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
Gross Profit	0	0	0	0
Operating expenses:
General and administrative expenses	(31,041)	(4,501)	(48,566)	(33,530)
Income Loss From Subsidiaries VIE And VIE Subsidiaries	(943,534)	(136,800)	(750,015)	(378,255)
Total operating expenses	(974,575)	(141,301)	(798,581)	(411,785)
Loss from operations	(974,575)	(141,299)	(798,581)	(411,785)
Interest income	3,636	527	2,365	1,318
Other expense, net	(294)	(43)	(481)	(271)
Change in fair value of a warrant liability				3,503
Loss before income tax	(971,233)	(140,815)	(796,697)	(407,235)
Income tax expenses	0	0	0	0
Net loss	(971,233)	(140,815)	(796,697)	(407,235)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(971,233)	(140,815)	(796,697)	(407,235)
Accretion of convertible preferred shares	0	0	0	(64,688)
Net loss attributable to ordinary shareholders	(971,233)	(140,815)	(796,697)	(471,923)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	41,347	5,995	(39,480)	(176,888)
Total comprehensive loss	¥ (929,886)	$ (134,820)	¥ (836,177)	¥ (584,123)